Consolidated and Combined Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 27,276,091	$ 24,860,621
Accounts receivable, net (including receivable from related parties of $928,951 and $5,763,509 as of December 31, 2024 and 2025, respectively)		76,010,709	66,928,602
Inventories, net		9,599,490	8,032,089
Amounts due from related parties		7,026,092	2,807,854
Deposit, prepayments and other receivables		5,853,470	5,145,372
Total current assets		125,765,852	107,774,538
Non-current assets:
Property, plant and equipment, net		4,354,206	3,734,157
Right-of-use assets, net		7,363,312	6,632,749
Other non-current assets		1,000,000
Deferred tax asset, net		673,416	636,581
Total non-current assets		13,390,934	11,003,487
TOTAL ASSETS		139,156,786	118,778,025
Current liabilities:
Customer deposits		1,195,989	853,626
Accrued liabilities and other payables		6,065,126	4,428,806
Short-term borrowings		10,389,094	15,255,874
Lease liabilities, current		1,924,657	2,100,281
Warranty liabilities		2,188,814	2,095,842
Derivatives financial instruments		74,765
Income tax payable		4,156,085	2,467,506
Total current liabilities		105,360,761	102,920,770
Long-term liabilities:
Provision for reinstatement cost		382,112	262,479
Lease liabilities		5,572,603	4,883,321
Total long-term liabilities		5,954,715	5,145,800
TOTAL LIABILITIES		111,315,476	108,066,570
Commitments and contingencies
Shareholders’ equity:
Ordinary share, $0.0001 par value, 500,000,000 shares authorized,89,687,500 and 89,687,500 shares issued and outstanding as of December 31, 2024 and 2025, respectively	[1]	8,969	8,969
Additional paid-in capital		37,179,424	37,179,424
Accumulated other comprehensive loss		(12,111,193)	(12,686,896)
(Accumulated losses) retained earnings		2,764,110	(13,790,042)
Total shareholders’ equity		27,841,310	10,711,455
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		139,156,786	118,778,025
Related Party [Member]
Current assets:
Amounts due from related parties		7,026,092	2,807,854
Current liabilities:
Accounts payable		74,890,989	72,724,799
Amounts due to related parties			292,753
Nonrelated Party [Member]
Current liabilities:
Accounts payable		$ 4,475,242	$ 2,701,283

[1]	The shares amounts are presented on a retroactive basis, giving the effect from the completion of common control acquisition.